Contract Liabilities	12 Months Ended
Jun. 30, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 9 — CONTRACT LIABILITIES

	As of June 30,
	2025	2024
Contract liabilities	$560,621	$485,319

Contract liabilities represented the upfront payments received upon acceptance of quotation by clients in relation to corporate secretarial services/accounting services/IP registration services. These payments are recognized as revenue when our performance obligation is satisfied. Our contract liabilities remained stable as at June 30, 2025 and 2024. The Group’s contract liabilities are generally recognized as revenue within one year. Revenue recognized during the year ended June 30, 2025 and 2024 at the beginning of such periods was $485,319 and $457,064 respectively.